Property and Equipment, Net - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
General and Administrative Expense
Property Plant And Equipment [Line Items]
Depreciation	$ 0.2	$ 0.1	$ 0.1